As filed with the Securities and Exchange Commission on November 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

(800) 915-6566
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS: 99.9%
	Biofuel: 2.9%
25,000	Futurefuel Corporation*	$162,500
600,000	Maple Energy PLC*	2,282,663
		2,445,163
	Biomass Energy: 3.4%
2,179,855	Novera Energy PLC*	2,944,730

	Efficiency: 8.1%
146,000	Applied Intellectual Capital *+	253,077
760,987	Carmanah Technologies Corporation*+	622,089
221,048	Echelon Corporation *	2,183,954
5,594,000	Tanfield Group PLC*	887,240
4,445,888	Thermal Energy International *+	814,610
488,561	VRB Power Systems Inc. *	18,363
1,200,000	VRB Power Systems Inc. *	45,102
84,200	WFI Industries Ltd.	2,090,265
		6,914,700
	Geothermal: 6.8%
351,369	Geodynamics Ltd. *	338,174
67,119	Ormat Technologies, Inc.	2,438,433
35,062,000	PNOC Energy Development Corporation	3,053,940
		5,830,547
	Hydro: 8.8%
144,787	Boralex, Inc. *	1,167,275
391,300	Canadian Hydro Developers, Inc.*	1,518,505
170,047	Cia Energetica de Minas Gerais - ADR	3,356,728
25,000	Verbund - O E AG	1,538,545
		7,581,053
	Solar: 42.1%
224,810	Conergy AG	1,977,658
200,000	Daystar Technologies, Inc. *	560,000
236,270	E-Ton Solar Tech Co., Ltd.	1,595,424
248,800	JA Solar Holdings Co., Ltd.*	2,632,304
37,100	LDK Solar Co Ltd.*	1,113,742
80,180	MEMC Electronic Materials, Inc.*	2,265,887
301,570	Motech Industries	1,358,366
35,840	Q-Cells AG *	3,005,300
121,400	Renesola, Ltd.*	1,273,486
132,690	Renewable Energy Corporation AS *	2,459,632
277,500	SAG Solarstrom AG (Convertible Bond) *^+	390,665
572,000	Solar Integrated Technologies *	465,120
55,725	Solar Millennium *	1,714,585
145,717	Solar-Fabrik AG*	1,404,100
364,800	Solaria Energia Y Medio NPV *	2,034,020
65,854	Solarworld AG	2,771,866
34,600	SunPower Corporation *	2,454,178
77,111	Suntech Power Holdings Co., Ltd. *	2,765,971
54,600	Trina Solar, Ltd.*	1,253,070
18,160	Wacker Chemie AG	2,592,669
		36,088,043

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

	Shares		Value

		COMMON STOCKS: 99.9% (continued)
		Wind: 27.8%
	416,367	Clipper Windpower PLC *	2,513,671
	1,521,900	Composite Technology Corporation *	1,110,987
	55,120	EDF Energies Nouvelles SA*	2,746,458
	327,400	EDP Renovaveis SA	2,576,508
	77,782	Gamesa Corporation Tecnologica SA	2,664,964
	130,100	Greentech Energy Systems *	707,225
	579,800	Iberdrola Renovables *	2,533,432
	298,980	Innergex Renewable Energy, Inc. *+	2,050,791
	100,300	Nordex AG *	2,747,108
	155,547	Theolia SA *	1,665,780
	29,415	Vestas Wind Systems A/S *	2,567,483
			23,884,407

		Total Common Stocks	85,688,643
		(Cost $131,452,732)

		Warrants: 0.0%
	25,000	Futurefuel Corporation*+	31,250

		Total Warrants	31,250
		(Cost $30,750)

		Total Investments in Securities
		(Cost $131,483,482)++ : 99.9%	85,719,893
		Other Assets in Excess of Liabilities : 0.1%	43,547
		Net Assets: 100.0%	$85,763,440

*	Non-income producing security.
(a)	Restricted Security.
ADR American Depository Receipt
^	Fair valued under direction of the Board of Trustees.
+	Illiquid

++	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$131,483,482
		Gross tax unrealized appreciation	5,000,052
		Gross tax unrealized depreciation	(50,763,641)
		Net tax unrealized depreciation	$(45,763,589)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$85,719,893	$85,329,228	$-	$390,665
Other Financial Instruments	$-	$-	$-	$-
Total	$85,719,893	$85,329,228	$-	$390,665

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
	Investments	Other
	in	Financial
	Securities	Instruments
Balance as of 12/31/07	$-	$-
Accrued discounts/premiums	$-	$-
Realized gain (loss)	$-	$-
Change in unrealized appreciation (depreciation)	$-	$-
Net purchases (sales)	$-	$-
Transfers in and/or out of level 3	$390,665	$-
Balance as of 9/30/08	$390,665	$-

GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS: 102.2%
	Cayman Islands: 1.8%
14,000	Perfect World Co., Ltd.*	$314,160
15,600	The9 Limited*	261,924
		576,084
	China: 17.5%
650,000	Angang Steel Co., Ltd.	602,831
568,000	China Shipping Development Co.	745,666
378,000	Dongfang Electrical Machinery Co., Ltd.	1,006,306
562,000	Jiangxi Copper Co., Ltd.	562,813
1,088,000	PetroChina Co., Ltd.	1,129,447
1,450,000	Shenzhen Expressway Co., Ltd.	590,298
914,800	Yanzhou Coal Mining Co., Ltd.	943,300
		5,580,661
	Hong Kong: 23.0%
618,000	Chen Hsong Holdings	156,511
94,000	China Mobile, Ltd.	941,661
979,000	CNOOC, Ltd.	1,099,805
1,752,000	CNPC Hong Kong, Ltd.	745,939
2,626,000	Denway Motors, Ltd.	831,766
95,740	Esprit Holdings, Ltd.	593,451
76,000	HSBC Holdings PLC	1,213,778
253,000	Kingboard Chemical Holdings, Ltd.	863,865
794,000	Pacific Basin Ship	660,134
1,071,000	Victory City International Holdings	224,270
		7,331,180
	Indonesia: 11.0%
2,281,000	Bumi Resources Tbk	758,590
517,000	Indo Tambangray Megah PT	1,191,586
1,830,000	PT International Nickel Indonesia Tbk	596,739
1,286,000	Telekomunikasi Indonesia Tbk PT	960,552
		3,507,467

	Malaysia: 6.3%
179,700	Digi.Com Bhd	1,173,242
684,250	IOI Corporation Berhad	843,311
		2,016,553
	Singapore: 9.7%
875,000	Ausgroup, Ltd.	165,671
479,000	Indofood Agri Resources, Ltd.*	266,306
242,000	Singapore Petroleum Co., Ltd.	786,405
470,650	Singapore Telecommunications, Ltd.	1,075,780
742,000	Straits Asia Resources	779,801
		3,073,963

GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

	Shares		Value

		COMMON STOCKS: 102.2% (continued)
		South Korea: 7.9%
	11,440	KT&G Corporation	$853,848
	2,450	POSCO	919,092
	1,590	Samsung Electronics	728,623
			2,501,563
		Taiwan: 11.6%
	883,335	China Steel Corporation	882,856
	300,306	Novatek Microelectronics Corporation, Ltd.	448,457
	198,174	Shin Zu Shing Co., Ltd.	818,480
	485,000	U-Ming Marine Transport Corporation	699,011
	689,469	Wistron Corporation	856,715
			3,705,519
		Thailand: 13.4%
	199,500	Electricity Generating PCL	369,601
	1,270,000	Glow Energy	1,050,207
	838,184	Mermaid Maritime PCL *	320,167
	247,000	PTT Exploration & Production PCL	926,432
	110,500	PTT PCL.	744,064
	1,141,000	Thoresen Thai Agencies	867,713
			4,278,184

		Total Common Stocks
		(Cost $40,379,696)	32,571,174

		Total Investments in Securities
		(Cost $40,379,696): 102.2%	32,571,174
		Liabilities in Excess of Other Assets: (2.2)%	(701,723)
		Net Assets: 100.0%	$31,869,451

*	Non-income producing security.

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$40,379,696
		Gross tax unrealized appreciation	2,829,906
		Gross tax unrealized depreciation	(10,638,428)
		Net tax unrealized depreciation	$(7,808,522)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$32,571,174	$32,571,174	$-	$-
Other Financial Instruments	-	-	-	-
Total	$32,571,174	$32,571,174	$-	$-

SCHEDULE OF INVESTMENTS BY INDUSTRY
at September 30, 2008 (Unaudited)
GUINNESS ATKINSON ASIA FOCUS FUND
% of
Industry	Net Assets

Telecommunication Services	13.0%
Oil & Gas	9.8
Coal	7.8
Oil & Gas - Exploration & Production	7.7
Steel-Producers	7.5
Transportation	6.4
Semiconductors	5.8
Electronics	5.0
Electric-Generation	4.5
Metal Processors & Fabrications	4.3
Commercial Banks Non-US	3.8
Machinery-General Industry	3.2
Power Conv/Supply Equipment	3.2
Computers	2.7
Tobacco	2.7
Agricultural Operations	2.6
Auto-Cars/Light Trucks	2.6
Oil Refining & Marketing	2.5
Non-Ferrous Metals	1.9
Distribution/Wholesale	1.9
Entertainment Software	1.8
Food-Misc/Diversified	0.8
Textile-Products	0.7

Total Investments in Securities	102.2
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS: 102.6%
	Australia: 4.7%
52,140	Incitec Pivot Ltd.	208,902
61,092	OneSteel Ltd.	$225,986
		434,888
	China: 12.0%
255,801	Angang Steel Co., Ltd.	237,238
170,000	China Shipping Development Co.	223,175
469,000	People's Food Holdings Ltd.	156,821
270,000	PetroChina Co., Ltd.	280,286
214,000	Yanzhou Coal Mining Co., Ltd.	220,667
		1,118,187
	Hong Kong: 22.1%
144,500	BOC Hong Kong Holdings Ltd.	258,332
35,500	CLP Holdings Ltd.	286,369
37,900	Esprit Holdings Ltd.	234,926
3,500	HSBC Holdings PLC - ADR	282,905
146,000	Industrial and Commercial Bank of China (Asia), Ltd.	265,742
1,203,000	Modern Beauty Salon Holdings Ltd.	196,898
296,300	Pacific Basin Ship	246,345
49,000	Vtech Holdings Ltd.	286,593
		2,058,110
	Indonesia: 5.7%
690,000	Bumi Resources Tbk	229,473
406,000	Telekomunikasi Indonesia Tbk PT	303,254
		532,727
	Malaysia: 3.0%
43,200	Digi.Com Bhd	282,048

	New Zealand: 3.1%
67,243	New Zealand Refining Co., Ltd.	293,318

	Philippines: 3.1%
12,840	Globe Telecom, Inc.	283,610

	Singapore: 9.2%
88,000	Singapore Petroleum Co., Ltd.	285,965
118,000	Singapore Telecommunications Ltd.	269,716
25,000	United Overseas Bank Ltd.	298,871
		854,552
	South Korea: 8.5%
5,410	Kookmin Bank	241,744
3,570	KT&G Corporation	266,454
750	POSCO	281,355
		789,553

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

	Shares		Value

		COMMON STOCKS: 102.6% (continued)
		Taiwan: 16.3%
	256,284	China Steel Corporation	256,145
	372,133	Compal Electronics, Inc.	272,583
	138,400	Depo Auto Parts Industrial Co., Ltd.	227,023
	327,776	Greatek Electronics, Inc.	265,646
	162,005	Novatek Microelectronics Corporation, Ltd.	241,928
	178,000	U-Ming Marine Transport Corporation	256,544
			1,519,869
		Thailand: 14.9%
	338,400	Glow Energy	279,835
	159,900	PTT Chemical PCL	273,898
	42,800	PTT PCL	288,199
	504,100	Thai Plastic & Chemical PCL	263,514
	363,400	Thoresen Thai Agencies	276,360
			1,381,806
		Total Common Stocks
		(Cost $14,260,918)	9,548,668

		Total Investments in Securities
		(Cost $14,260,918): 102.6%	9,548,668
		Liabilities in Excess of Other Assets: (2.6)%	(242,091)
		Net Assets: 100.0%	$9,306,577

ADR American Depository Receipt

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$14,260,918
		Gross tax unrealized appreciation	143,849
		Gross tax unrealized depreciation	(4,856,099)
		Net tax unrealized depreciation	$(4,712,250)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$9,548,668	$9,548,668		$-
Other Financial Instruments	$-	-	-	-
Total	$9,548,668	$9,548,668	$-	$-

SCHEDULE OF INVESTMENTS BY INDUSTRY
at September 30, 2008 (Unaudited)
GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
% of
Industry	Net Assets

Commercial Banks Non-US	14.5%
Telecommunication Services	12.2%
Steel-Producers	10.8%
Semiconductors	8.3%
Oil Refining & Marketing	6.3%
Transportation	5.2%
Coal	4.8%
Telecommunications	3.1%
Electric-Integrated	3.1%
Oil & Gas	3.0%
Electric-Generation	3.0%
Machinery-General Industry	3.0%
Petrochemicals	2.9%
Computers	2.9%
Tobacco	2.9%
Semiconductor Components	2.9%
Chemicals-Plastics	2.8%
Distribution/Wholesale	2.5%
Auto/Truck Parts & Equipment	2.4%
Agricultural Chemicals	2.2%
Retail-Hair Salons	2.1%
Food-Meat Products	1.7%

Total Investments in Securities	102.6%
Liabilities in Excess of Other Assets	-2.6%
Net Assets	100.0%

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS: 98.1%
	Agricultural Operations: 1.9%
3,361,800	Chaoda Modern Agriculture	$2,839,324

	Auto/Truck Parts & Equipment: 2.3%
893,000	Weichai Power Co., Ltd.	3,416,509

	Auto - Cars/Light Trucks: 2.7%
12,872,000	Denway Motors Ltd.	4,077,109

	Batteries/Battery System: 4.3%
3,817,600	BYD Co., Ltd.	6,389,575

	Coal: 6.5%
2,615,000	China Coal Energy Co.	2,764,571
6,653,200	Yanzhou Coal Mining Co., Ltd.	6,860,477
		9,625,048
	Commercial Banks: 17.8%
2,577,000	BOC Hong Kong Holdings Ltd.	4,607,078
6,982,000	China Construction Bank Corporation	4,658,851
244,650	Dah Sing Financial Holdings Ltd.	1,033,638
377,000	Hang Seng Bank	7,126,850
468,700	HSBC Holdings PLC	7,485,502
188,400	Wing Hang Bank, Ltd.	1,447,495
		26,359,414
	Computers: 4.1%
13,662,000	Lenovo Group, Ltd.	6,029,800

	Distribution/Wholesale: 2.4%
573,571	Esprit Holdings, Ltd.	3,555,318

	Diversified Operations: 3.6%
3,724,000	Tianjin Development Holdings, Ltd.	1,509,137
1,326,298	Wharf Holdings, Ltd.	3,789,140
		5,298,277
	Electronics: 2.6%
1,121,000	Kingboard Chemical Holdings, Ltd.	3,827,637

	Entertainment Software: 1.5%
53,000	Perfect World Co., Ltd.*	1,189,320
59,400	The9 Limited*	997,326
		2,186,646
	Industrials: 2.8%
1,080,000	Beijing Enterprise	4,113,430

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS: 98.1% (continued)
	Internet: 1.4%
89,000	NetEase.com, Inc.*	2,029,200

	Machinery-General Industry: 0.6%
3,510,000	Chen Hsong Holdings	888,924

	Metal - Processors & Fabercations: 1.5%
2,270,000	Jiangxi Copper Co., Ltd.	2,273,285

	Oil & Gas: 12.3%
7,602,000	CNOOC, Ltd.	8,540,057
6,210,000	CNPC Hong Kong, Ltd.	2,643,995
6,796,000	PetroChina Co., Ltd.	7,054,890
		18,238,942
	Power Conversion/Supply Equipment: 2.5%
1,426,000	Dongfang Electrical Machinery Co., Ltd.	3,796,275

	Real Estate: 3.4%
6,878,000	Midland Holdings, Ltd.	2,174,539
6,839,000	Soho China, Ltd.	2,311,262
309,000	Wheelock & Co., Ltd.	560,469
		5,046,270
	Retail: 0.5%
698,000	Glorious Sun Enterprise, Ltd.	291,992
2,560,000	Modern Beauty Salon Holdings, Ltd.	419,002
		710,994

	Solar: 3.3%
236,800	Renesola, Ltd.*	2,484,032
107,700	Trina Solar Ltd.*	2,471,715
		4,955,747
	Steel Producers: 1.6%
2,521,000	Angang Steel Co., Ltd.	2,338,058

	Telecommunications: 10.5%
1,018,000	China Mobile, Ltd.	10,197,992
919,000	Vtech Holdings, Ltd.	5,375,082
		15,573,074

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

	Shares		Value

		COMMON STOCKS: 98.1% (continued)
		Textiles: 0.8%
	5,512,000	Victory City International Holdings, Ltd.	1,154,227

		Transportation: 7.2%
	3,852,000	China Shipping Development Co.	5,056,874
	4,240,000	Pacific Basin Ship	3,525,151
	5,204,000	Shenzhen Expressway Co., Ltd.	2,118,560
			10,700,585
		Total Common Stocks
		(Cost $163,897,732)	145,423,668

		Investment Companies: 2.1%
	2,266,000	iShares FTSE/Xinhua A50 China Tracker*	3,070,030
		Total Investment Companies
		(Cost $4,066,161)	3,070,030

		Warrants: 0.0%
	100	Surface Mount Technology Holdings, Ltd.*+^	-
		Total Warrants
		(Cost $0)	-

		Total Investments in Securities
		(Cost $167,963,893): 100.2%	148,493,698
		Liabilities in Excess of Other Assets: (0.2)%	(305,201)
		Net Assets: 100.0%	$148,188,497

*	Non-income producing security.
^	Fair valued under direction of the Board of Trustees.
+	Illiquid

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$167,963,893
		Gross tax unrealized appreciation	16,968,446
		Gross tax unrealized depreciation	(36,438,641)
		Net tax unrealized depreciation	$(19,470,195)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$148,493,698	$148,493,698	$-	$-
Other Financial Instruments	-	-	-	-
Total	$148,493,698	$148,493,698	$-	$-

GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS: 99.7%
	Coal: 2.3%
27,730	Peabody Energy Corporation	$1,247,850

	Machinery - General Industry: 0.1%
914,780	Shandong Molong Petroleum Machinery Co., Ltd.	64,728

	Oil & Gas - Drilling: 7.9%
40,963	Hercules Offshore, Inc.*	620,999
62,370	Patterson-UTI Energy, Inc.	1,248,647
15,891	Transocean, Inc.*	1,745,467
12,110	Unit Corporation*	603,320
		4,218,433
	Oil & Gas - Exploration & Production: 24.3%
99,000	Afren PLC*	117,244
25,370	Anadarko Petroleum Corporation	1,230,699
11,509	Apache Corporation	1,200,159
91,089	Coastal Energy Co.*	192,577
172,459	Dragon Oil PLC*	545,317
18,436	EnCana Corporation	1,177,271
5,960	Grey Wolf Exploration, Inc.*	11,200
80,030	Nexen, Inc.	1,857,403
170,788	OPTI Canada, Inc.*	1,773,275
22,320	Pioneer Natural Resources Co.	1,166,890
53,830	Plains Exploration & Production Co.*	1,892,663
46,400	Swift Energy Co.*	1,795,216
62,740	Westernzagros Res, Ltd.*	72,511
		13,032,425
	Oil & Gas - Field Services: 7.2%
56,400	Halliburton Co.	1,826,796
74,880	Helix Energy Solutions Group Inc.*	1,818,086
84,900	Kentz Corporation*	225,454
		3,870,336
	Oil Composition-Exploration & Production: 1.1%
21,300	Addax Petroleum Corporation	578,207

	Oil Refining & Marketing: 3.6%
602,000	Singapore Petroleum Co., Ltd.	1,956,264

GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

	Shares		Value

		COMMON STOCKS: 99.7% (continued)
		Oil/Integrated: 53.2%
	206,685	BP PLC	$1,721,334
	22,026	Chevron Corporation	1,816,704
	24,628	Conoco Phillips	1,804,001
	65,300	Eni SPA	1,730,846
	23,100	Exxon Mobil Corporation	1,793,946
	22,443	Hess Corporation	1,842,121
	41,107	Imperial Oil, Ltd.	1,760,542
	45,600	Marathon Oil Corporation	1,818,072
	26,308	Occidental Petroleum Corporation	1,853,399
	40,233	OMV AG	1,695,826
	53,230	Petro-Canada	1,770,582
	51,560	Petroleo Brasileiro SA - ADR	1,929,376
	58,800	Repsol YPF SA	1,742,591
	58,871	Royal Dutch Shell PLC	1,734,469
	75,050	Statoil ASA	1,783,438
	29,000	Total SA	1,761,747
			28,558,994
		Total Common Stocks
		(Cost $54,966,506)	53,527,237

		Total Investments in Securities
		(Cost $54,966,506): 99.7%	53,527,237
		Other Assets less Liabilities: 0.3%	166,371
		Net Assets: 100.0%	$53,693,608

*	Non-income producing security.
ADR American Depository Receipt

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$54,966,506
		Gross tax unrealized appreciation	6,957,163
		Gross tax unrealized depreciation	(8,396,432)
		Net tax unrealized appreciation	$(1,439,269)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$53,527,237	$53,527,237	$-	$-
Other Financial Instruments	-	-	-	-
Total	$53,527,237	$53,527,237	$-	$-

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS: 98.9%
	Aerospace/Defense: 3.6%
15,180	L-3 Communications Holdings, Inc.	$1,492,498

	Audio/Video Products: 3.5%
46,928	Sony Corporation	1,448,667

	Auto Manufacturers: 4.1%
27,650	Honda Motor Company - ADR	832,542
10,020	Toyota Motor Corporation - ADR	859,716
		1,692,258
	Commerical Banks: 10.3%
78,870	Citigroup, Inc.	1,617,624
21,804	State Street Corporation	1,240,212
88,440	TD Ameritrade Holding Corporation*	1,432,728
		4,290,564
	Computer Software: 3.5%
146,190	Wind River Systems, Inc.*	1,461,900

	Computers: 2.7%
2,624,000	Lenovo Group, Ltd.	1,132,076

	E-Commerce/Products: 15.2%
20,990	Amazon.Com, Inc.*	1,527,232
69,270	eBay, Inc.*	1,550,263
156,830	Infospace, Inc.	1,701,605
49,970	NetFlix, Inc.*	1,543,074
		6,322,174
	Electronics: 7.3%
48,300	Garmin, Ltd.	1,639,302
6,270	Samsung Electronics Co., Ltd. - GDR	1,404,480
		3,043,782
	Multi-line Insurance: 0.7%
81,665	American International Group, Inc.	271,944

	Oil & Gas Producers: 7.4%
30,740	BP PLC - ADR	1,542,226
19,540	Schlumberger, Ltd.	1,525,879
		3,068,105
	Prepackaged Software: 13.7%
72,660	Check Point Software Technologies, Ltd.*	1,652,287
31,878	Microsoft Corporation	850,824
79,130	Oracle Corporation*	1,607,130
85,080	Parametric Technology Corporation*	1,565,472
		5,675,713

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

	Shares		Value

		COMMON STOCKS: 98.9% (continued)
		Semiconductors: 11.3%
	93,710	Applied Materials, Inc.	1,417,832
	150,765	Nvidia Corporation	1,614,693
	175,856	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,647,771
			4,680,296
		Steel-Producers: 3.5%
	36,260	Nucor Corporation	1,432,270

		Telecommunication Equipment: 3.1%
	69,752	Nokia Corporation - ADR	1,300,875

		Telecommunications: 5.5%
	468,570	Qwest Communications International, Inc.*	1,513,481
	34,605	Vodafone Group PLC - ADR	764,771
			2,278,252
		Variety Store: 3.5%
	22,380	Costco Wholesale Corporation	1,453,133

		Total Common Stocks
		(Cost $52,300,375)	41,044,507

		Total Investments in Securities
		(Cost $52,300,375): 98.9%	41,044,507
		Other Assets less Liabilities: 1.1%	437,930
		Net Assets: 100.0%	$41,482,437

*	Non-income producing security.
ADR American Depository Receipt
GDR Global Depository Receipt

+	At September 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$52,300,375
		Gross tax unrealized appreciation	1,594,584
		Gross tax unrealized depreciation	(12,850,452)
		Net tax unrealized depreciation	$(11,255,868)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$41,044,507	$41,044,507	$-	$-
Other Financial Instruments	-	-	-	-
Total	$41,044,507	$41,044,507	$-	$-

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guinness Atkinson Funds

By (Signature and Title) /s/ James J. Atkinson, Jr.
                                                                 James J. Atkinson, Jr., President

Date 11/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James J. Atkinson, Jr.
                                                                 James J. Atkinson, Jr., President

Date 11/21/08

By (Signature and Title) /s/ Michael Ricks
                                                                 Michael Ricks, Treasurer

Date 11/20/08